SHORT-TERM AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities
The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2018 and 2017:

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,		December 31,		December 31,
	2018	2017	2018	2017	2018	2017	2018	2017

Corporate debentures	$457,943	$189,836	$190	$9	$1,993	$908	$456,141	$188,937
U.S. Treasuries	21,944	7,007	-	-	226	170	21,717	6,837
U.S. Government Agencies	10,854	998	16	-	1	1	10,869	997

	$490,741	$197,841	$206	$9	$2,220	$1,079	$488,727	$196,771

Scheduled Maturities of Available-for-Sale Marketable Securities
The scheduled maturities of available-for-sale marketable securities as of December 31, 2018 are as follows:

	Amortized	Estimated
	cost	fair value

Due within one year	$244,233	$243,729
Due after one year through five years	246,508	244,998

	$490,741	$488,727

Schedule of Unrealized Losses and Fair Values
Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2018 and 2017 are as indicated in the following tables:

	December 31, 2018
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$231,845	$(754)	$113,870	$(1,239)	$345,715	$(1,993)
U.S. treasuries	14,926	(12)	6,791	(214)	21,717	(226)
U.S. Government agencies	7,932	(1)	-	-	7,932	(1)

	$254,703	$(767)	$120,661	$(1,453)	$375,364	$(2,220)

	December 31, 2017
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$135,252	$(711)	$49,076	$(198)	$184,328	$(909)
U.S. treasuries	-	-	6,837	(170)	6,837	(170)
U.S. Government agencies	997	-	-	-	997	-

	$136,249	$(711)	$55,913	$(368)	$192,162	$(1,079)